Supplemental Cash Flow Information (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Offsetting [Abstract]
Schedule of Cash and Cash Equivalents
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated statements of financial condition and that are shown in the consolidated statements of cash flows:

	September 30, 2023	March 31, 2023
Cash and cash equivalents	$2,394	$8,726
Restricted cash	20	819

Total cash, cash equivalents and restricted cash	$2,414	$9,545

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated statements of financial condition and that are shown in the consolidated statements of cash flows:

	March 31, 2023	March 31, 2022
Cash and cash equivalents	$8,726	$70,588
Restricted cash	819	5,517

Total cash, cash equivalents and restricted cash	$9,545	$76,105